UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

August 31, 2012

1.806764.108

SDI-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 18.6%
	Principal Amount	Value
Convertible Bonds - 9.7%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Ford Motor Co. 4.25% 11/15/16	$ 860,000	$ 1,168,568
Hotels, Restaurants & Leisure - 0.1%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	260,000	404,794
MGM Mirage, Inc. 4.25% 4/15/15	2,770,000	2,797,700
		3,202,494
TOTAL CONSUMER DISCRETIONARY		4,371,062
ENERGY - 2.0%
Energy Equipment & Services - 0.6%
Exterran Holdings, Inc. 4.25% 6/15/14	470,000	510,538
Transocean, Inc. Series C, 1.5% 12/15/37	16,300,000	16,340,750
		16,851,288
Oil, Gas & Consumable Fuels - 1.4%
Alpha Natural Resources, Inc. 2.375% 4/15/15	4,230,000	3,616,650
Chesapeake Energy Corp. 2.5% 5/15/37	6,860,000	6,082,076
Massey Energy Co. 3.25% 8/1/15	8,800,000	7,898,000
Peabody Energy Corp. 4.75% 12/15/66	10,280,000	8,686,600
Pioneer Natural Resources Co. 2.875% 1/15/38	4,380,000	7,046,325
Western Refining, Inc. 5.75% 6/15/14	1,620,000	4,303,125
		37,632,776
TOTAL ENERGY		54,484,064
HEALTH CARE - 1.5%
Biotechnology - 0.5%
Amgen, Inc. 0.375% 2/1/13	6,730,000	7,512,363
Gilead Sciences, Inc. 1.625% 5/1/16	5,080,000	7,181,850
		14,694,213
Health Care Equipment & Supplies - 0.7%
Medtronic, Inc. 1.625% 4/15/13	13,660,000	13,769,280
Teleflex, Inc. 3.875% 8/1/17	4,630,000	5,663,416
		19,432,696
Pharmaceuticals - 0.3%
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (f)	2,000,000	2,250,000
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Medicis Pharmaceutical Corp. 1.375% 6/1/17	$ 2,400,000	$ 2,373,360
Mylan, Inc. 3.75% 9/15/15	1,380,000	2,570,526
		7,193,886
TOTAL HEALTH CARE		41,320,795
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.0%
Textron, Inc. 4.5% 5/1/13	430,000	882,747
Commercial Services & Supplies - 0.7%
Covanta Holding Corp. 3.25% 6/1/14	15,660,000	18,361,350
Construction & Engineering - 0.3%
MasTec, Inc.:
4% 6/15/14	2,630,000	3,483,106
4.25% 12/15/14	3,460,000	4,733,713
		8,216,819
TOTAL INDUSTRIALS		27,460,916
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.4%
InterDigital, Inc. 2.5% 3/15/16	11,120,000	11,329,056
Computers & Peripherals - 0.6%
EMC Corp. 1.75% 12/1/13	300,000	498,930
SanDisk Corp. 1.5% 8/15/17	13,960,000	15,452,045
		15,950,975
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (f)	830,000	705,500
2.25% 6/1/42 (f)	1,300,000	1,231,490
		1,936,990
Internet Software & Services - 0.0%
VeriSign, Inc. 3.25% 8/15/37	1,030,000	1,550,150
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	5,330,000	6,042,888
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp. 3.25% 8/1/39	9,610,000	12,385,368
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc.:
1.875% 8/1/31 (f)	$ 6,950,000	$ 6,289,750
3.125% 5/1/32 (f)	3,310,000	3,115,538
		21,790,656
Software - 1.0%
Electronic Arts, Inc. 0.75% 7/15/16	3,090,000	2,858,250
Microsoft Corp. 0% 6/15/13 (f)	11,790,000	12,431,081
Nuance Communications, Inc. 2.75% 11/1/31 (f)	7,060,000	8,030,750
Symantec Corp. 1% 6/15/13	3,250,000	3,540,550
		26,860,631
TOTAL INFORMATION TECHNOLOGY		85,461,346
MATERIALS - 1.3%
Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)	6,100,000	5,945,670
Metals & Mining - 0.9%
Goldcorp, Inc. 2% 8/1/14	7,220,000	8,312,386
Newmont Mining Corp.:
1.25% 7/15/14	5,100,000	6,483,375
1.625% 7/15/17	5,030,000	6,909,963
Royal Gold, Inc. 2.875% 6/15/19	1,880,000	2,112,650
		23,818,374
Paper & Forest Products - 0.2%
Rayonier TRS Holdings, Inc.:
4.5% 8/15/15 (f)	1,130,000	1,693,588
4.5% 8/15/15	3,660,000	5,485,425
		7,179,013
TOTAL MATERIALS		36,943,057
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	13,930,000	10,064,425
Level 3 Communications, Inc. 6.5% 10/1/16	1,040,000	1,431,950
		11,496,375
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CMS Energy Corp. 5.5% 6/15/29	$ 2,680,000	$ 4,485,784
TOTAL CONVERTIBLE BONDS		266,023,399
Nonconvertible Bonds - 8.9%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.0%
ServiceMaster Co. 8% 2/15/20	105,000	111,956
Hotels, Restaurants & Leisure - 0.5%
ClubCorp Club Operations, Inc. 10% 12/1/18	660,000	716,100
FelCor Lodging LP 10% 10/1/14	2,299,000	2,629,366
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,595,000	4,044,375
MGM Mirage, Inc. 6.625% 7/15/15	3,200,000	3,344,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	450,000	501,750
Wok Acquisition Corp. 10.25% 6/30/20 (f)	2,000,000	2,095,000
		13,330,591
Media - 0.5%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	6,895,000	7,403,506
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	6,400,000	6,928,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	435,000	449,138
		14,780,644
TOTAL CONSUMER DISCRETIONARY		28,223,191
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
Rite Aid Corp. 9.5% 6/15/17	10,165,000	10,469,950
Tops Markets LLC 10.125% 10/15/15	6,135,000	6,518,438
		16,988,388
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Alon Refining Krotz Springs, Inc. 13.5% 10/15/14	5,017,000	5,292,935
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Alpha Natural Resources, Inc. 6% 6/1/19	$ 5,985,000	$ 5,371,538
Forest Oil Corp. 7.25% 6/15/19	1,775,000	1,739,500
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)	4,415,000	4,635,750
Western Refining, Inc. 11.25% 6/15/17 (f)	7,236,000	8,086,230
		25,125,953
FINANCIALS - 4.5%
Capital Markets - 0.3%
Chase Capital II 0.9446% 2/1/27 (i)	9,900,000	7,375,500
JPMorgan Chase Capital XXIII 1.4345% 5/15/77 (i)	2,500,000	1,755,828
Lehman Brothers Holdings, Inc. 1.2549% (d)(i)	1,000,000	0
		9,131,328
Commercial Banks - 2.4%
Capital One Capital IV 6.745% 2/17/37 (i)	2,000,000	2,010,000
CIT Group, Inc. 7% 5/2/17 (f)	1,343,688	1,343,688
Corestates Capital II 1.1051% 1/15/27 (f)(i)	3,000,000	2,416,614
Corestates Capital III 1.0045% 2/15/27 (f)(i)	3,960,000	3,088,800
First Maryland Capital I 1.4551% 1/15/27 (i)	2,500,000	1,920,110
First Maryland Capital II 1.2946% 2/1/27 (i)	4,100,000	3,077,177
JPMorgan Chase Capital XXI 1.3926% 1/15/87 (i)	12,500,000	8,599,488
PNC Capital Trust C 1.0369% 6/1/28 (i)	9,000,000	7,393,572
PNC Preferred Funding Trust III 8.7% (f)(g)(i)	4,315,000	4,388,959
Wachovia Capital Trust II 0.9551% 1/15/27 (i)	32,014,000	24,970,920
Wells Fargo Capital II 0.9471% 1/30/27 (i)	5,930,000	4,774,860
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	1,015,000
		64,999,188
Diversified Financial Services - 1.8%
Central Fidelity Capital Trust I 1.4551% 4/15/27 (i)	2,500,000	2,010,853
CIT Group, Inc. 6.625% 4/1/18 (f)	1,950,000	2,140,125
General Electric Capital Corp.:
6.25% (g)(i)	5,000,000	5,125,000
7.125% (g)(i)	10,000,000	10,900,000
Goldman Sachs Capital II 5.793% (g)(i)	16,453,000	12,000,160
Goldman Sachs Capital III 1.2369% (g)(i)	8,215,000	5,873,725
JPMorgan Chase Capital XIII 1.4106% 9/30/34 (i)	2,750,000	2,076,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	$ 4,945,000	$ 5,841,034
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (f)(i)	2,570,000	2,788,450
		48,755,597
TOTAL FINANCIALS		122,886,113
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18	985,000	1,071,188
8.125% 11/1/18 (f)	375,000	407,813
		1,479,001
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.6%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(i)	5,623,000	5,777,633
International Lease Finance Corp.:
8.25% 12/15/20	705,000	822,171
8.625% 9/15/15	5,000,000	5,600,000
8.875% 9/1/17	3,000,000	3,480,000
		15,679,804
MATERIALS - 0.3%
Paper & Forest Products - 0.3%
AbitibiBowater, Inc. 10.25% 10/15/18	7,820,000	8,953,900
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
Sprint Capital Corp. 6.9% 5/1/19	12,585,000	12,883,894
Wireless Telecommunication Services - 0.4%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	2,670,000	2,643,300
Nextel Communications, Inc. 7.375% 8/1/15	1,298,000	1,304,490
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp.:
6% 12/1/16	$ 4,660,000	$ 4,753,200
7% 8/15/20	2,000,000	2,045,000
		10,745,990
TOTAL TELECOMMUNICATION SERVICES		23,629,884
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	3,176,250
TOTAL NONCONVERTIBLE BONDS		246,142,484
TOTAL CORPORATE BONDS (Cost $502,628,934)		512,165,883
Common Stocks - 62.5%
	Shares
CONSUMER DISCRETIONARY - 3.8%
Diversified Consumer Services - 0.1%
H&R Block, Inc.	229,800	3,805,488
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	54,100	1,864,286
Darden Restaurants, Inc.	68,300	3,548,185
McDonald's Corp.	259,900	23,258,451
Wyndham Worldwide Corp.	33,800	1,762,332
		30,433,254
Media - 1.2%
Comcast Corp. Class A	314,100	10,531,773
Time Warner Cable, Inc.	113,100	10,045,542
Time Warner, Inc.	309,900	12,876,345
		33,453,660
Specialty Retail - 1.2%
Foot Locker, Inc.	78,400	2,710,288
Home Depot, Inc.	507,500	28,800,625
		31,510,913
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	37,800	$ 5,771,304
TOTAL CONSUMER DISCRETIONARY		104,974,619
CONSUMER STAPLES - 10.6%
Beverages - 3.6%
Anheuser-Busch InBev SA NV ADR	80,800	6,801,744
Diageo PLC sponsored ADR	48,300	5,275,326
Dr Pepper Snapple Group, Inc.	135,800	6,085,198
PepsiCo, Inc.	509,400	36,895,842
SABMiller PLC	61,500	2,714,259
The Coca-Cola Co.	1,092,800	40,870,720
		98,643,089
Food & Staples Retailing - 1.3%
Wal-Mart Stores, Inc.	494,300	35,886,180
Food Products - 0.8%
B&G Foods, Inc. Class A	6,700	196,109
Kraft Foods, Inc. Class A	518,600	21,537,458
		21,733,567
Household Products - 2.6%
Colgate-Palmolive Co.	63,100	6,708,161
Procter & Gamble Co.	849,058	57,048,207
Reckitt Benckiser Group PLC	121,100	6,845,475
Spectrum Brands Holdings, Inc.	37,300	1,373,759
		71,975,602
Tobacco - 2.3%
Altria Group, Inc.	105,900	3,596,364
British American Tobacco PLC sponsored ADR	71,800	7,520,332
Imperial Tobacco Group PLC	51,781	2,019,335
Japan Tobacco, Inc.	159,000	4,821,076
Lorillard, Inc.	45,300	5,685,603
Philip Morris International, Inc.	445,018	39,740,107
		63,382,817
TOTAL CONSUMER STAPLES		291,621,255
ENERGY - 6.9%
Energy Equipment & Services - 0.3%
Ensco PLC Class A	143,400	8,226,858
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.6%
ARC Resources Ltd. (e)	61,800	$ 1,461,383
Atlas Pipeline Partners, LP	112,600	3,911,724
Bonavista Energy Corp. (h)	20,000	335,379
Chevron Corp.	524,900	58,872,784
Enterprise Products Partners LP	44,300	2,365,620
EQT Corp.	92,700	5,002,092
EV Energy Partners LP	24,300	1,525,311
Exxon Mobil Corp.	902,200	78,762,047
Legacy Reserves LP	40,900	1,140,701
Marathon Petroleum Corp.	38,850	2,010,488
Northern Tier Energy LP Class A	91,000	1,665,300
Occidental Petroleum Corp.	57,800	4,913,578
Royal Dutch Shell PLC Class A sponsored ADR	159,100	11,132,227
Targa Resources Corp.	25,700	1,163,439
Williams Companies, Inc.	190,900	6,160,343
		180,422,416
TOTAL ENERGY		188,649,274
FINANCIALS - 16.9%
Capital Markets - 0.2%
BlackRock, Inc. Class A	36,700	6,472,779
Commercial Banks - 0.9%
Australia & New Zealand Banking Group Ltd.	1,469	37,669
BB&T Corp.	72,500	2,286,650
City National Corp.	32,900	1,689,415
Commerce Bancshares, Inc.	43,500	1,750,005
First Niagara Financial Group, Inc.	154,100	1,215,849
FirstMerit Corp.	153,500	2,408,415
Huntington Bancshares, Inc.	262,300	1,731,180
M&T Bank Corp.	74,100	6,439,290
U.S. Bancorp	127,400	4,256,434
UMB Financial Corp.	29,000	1,421,870
		23,236,777
Insurance - 2.0%
ACE Ltd.	48,300	3,561,159
AFLAC, Inc.	145,800	6,733,044
Allied World Assurance Co. Holdings Ltd.	24,700	1,939,691
Axis Capital Holdings Ltd.	151,600	5,165,012
MetLife, Inc.	291,400	9,945,482
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc. unit (a)	165,500	$ 11,141,460
Prudential Financial, Inc.	177,600	9,680,976
The Travelers Companies, Inc.	101,600	6,577,584
		54,744,408
Real Estate Investment Trusts - 13.7%
Acadia Realty Trust (SBI)	299,741	7,463,551
Apartment Investment & Management Co. Class A	147,400	3,903,152
AvalonBay Communities, Inc.	36,328	5,141,139
Boston Properties, Inc.	159,899	17,929,475
Camden Property Trust (SBI)	203,287	14,114,216
CBL & Associates Properties, Inc.	594,304	12,700,276
Cedar Shopping Centers, Inc.	355,200	1,950,048
Chesapeake Lodging Trust	316,063	5,888,254
DCT Industrial Trust, Inc.	493,000	3,115,760
DDR Corp.	333,440	5,074,957
Digital Realty Trust, Inc. (e)	183,571	13,677,875
Douglas Emmett, Inc.	374,286	8,979,121
Education Realty Trust, Inc.	866,200	10,013,272
Equity One, Inc.	528,083	11,195,360
Equity Residential (SBI)	141,642	8,555,177
Essex Property Trust, Inc.	105,007	15,958,964
Excel Trust, Inc.	67,577	793,354
First Potomac Realty Trust	98,900	1,266,909
General Growth Properties, Inc.	194,900	4,011,042
Glimcher Realty Trust	456,631	4,785,493
HCP, Inc.	249,524	11,443,171
Health Care REIT, Inc.	44,149	2,580,068
Highwoods Properties, Inc. (SBI)	272,048	8,871,485
Home Properties, Inc.	62,200	3,971,470
Host Hotels & Resorts, Inc.	402,073	6,151,717
Kite Realty Group Trust	310,134	1,594,089
LaSalle Hotel Properties (SBI)	249,800	6,807,050
Lexington Corporate Properties Trust	446,700	4,190,046
National Retail Properties, Inc.	300,300	9,327,318
Newcastle Investment Corp.	136,100	1,034,360
Post Properties, Inc.	65,441	3,340,763
Prologis, Inc.	628,945	21,491,051
Public Storage	157,340	22,902,410
Retail Properties America, Inc.	88,500	992,970
Sabra Health Care REIT, Inc.	189,100	3,625,047
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	295,600	$ 46,911,720
SL Green Realty Corp.	210,050	16,930,030
Sovran Self Storage, Inc.	49,800	2,831,130
Stag Industrial, Inc.	161,800	2,490,102
Sun Communities, Inc.	54,300	2,487,483
Sunstone Hotel Investors, Inc. (a)	405,836	4,232,869
Ventas, Inc.	458,030	29,996,385
Vornado Realty Trust	84,899	6,891,252
		377,611,381
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	111,400	1,679,912
TOTAL FINANCIALS		463,745,257
HEALTH CARE - 8.6%
Biotechnology - 0.4%
Amgen, Inc.	129,900	10,901,208
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	153,200	8,989,776
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	152,202	3,307,349
Emeritus Corp. (a)	214,931	4,302,919
UnitedHealth Group, Inc.	83,500	4,534,050
		12,144,318
Pharmaceuticals - 7.5%
Abbott Laboratories	192,400	12,609,896
Eli Lilly & Co.	388,200	17,434,062
GlaxoSmithKline PLC sponsored ADR	184,350	8,386,082
Johnson & Johnson	746,644	50,346,205
Merck & Co., Inc.	1,099,090	47,315,825
Pfizer, Inc.	2,233,300	53,286,538
Roche Holding AG sponsored ADR	160,600	7,307,300
Sanofi SA sponsored ADR	162,200	6,642,090
Teva Pharmaceutical Industries Ltd. sponsored ADR	59,600	2,358,968
		205,686,966
TOTAL HEALTH CARE		237,722,268
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	67,300	$ 3,933,685
Raytheon Co.	142,500	8,054,100
The Boeing Co.	98,500	7,032,900
United Technologies Corp.	35,300	2,818,705
		21,839,390
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	200,300	14,784,143
Commercial Services & Supplies - 0.4%
ACCO Brands Corp.	13,854	91,298
Corrections Corp. of America	82,700	2,754,737
Covanta Holding Corp.	77,200	1,320,120
Republic Services, Inc.	85,200	2,355,780
Steelcase, Inc. Class A	117,700	1,141,690
Waste Management, Inc.	118,700	4,104,646
		11,768,271
Electrical Equipment - 0.4%
Emerson Electric Co.	200,800	10,184,576
Industrial Conglomerates - 1.1%
3M Co.	177,100	16,399,460
General Electric Co.	635,653	13,164,374
		29,563,834
Machinery - 0.4%
Illinois Tool Works, Inc.	121,600	7,209,664
Stanley Black & Decker, Inc.	42,700	2,808,806
		10,018,470
Road & Rail - 0.2%
Norfolk Southern Corp.	95,100	6,890,946
TOTAL INDUSTRIALS		105,049,630
INFORMATION TECHNOLOGY - 4.6%
Communications Equipment - 0.1%
Motorola Solutions, Inc.	75,200	3,584,032
IT Services - 1.0%
Accenture PLC Class A	129,300	7,964,880
Automatic Data Processing, Inc.	132,800	7,713,024
IBM Corp.	22,400	4,364,640
Paychex, Inc.	251,300	8,358,238
		28,400,782
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	208,000	$ 8,265,920
Intel Corp.	736,900	18,297,227
Intersil Corp. Class A	222,500	1,964,675
Linear Technology Corp.	135,100	4,461,678
Maxim Integrated Products, Inc.	146,100	3,965,154
Texas Instruments, Inc.	114,200	3,316,368
		40,271,022
Software - 2.0%
Microsoft Corp.	1,778,700	54,819,534
TOTAL INFORMATION TECHNOLOGY		127,075,370
MATERIALS - 1.0%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	53,500	4,418,030
E.I. du Pont de Nemours & Co.	236,700	11,775,825
Eastman Chemical Co.	46,100	2,547,486
LyondellBasell Industries NV Class A	75,100	3,667,884
		22,409,225
Paper & Forest Products - 0.2%
International Paper Co.	118,000	4,078,080
TOTAL MATERIALS		26,487,305
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	1,476,700	54,106,288
CenturyLink, Inc.	94,100	3,976,666
		58,082,954
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	4,003,000	11,544,467
TOTAL TELECOMMUNICATION SERVICES		69,627,421
UTILITIES - 3.8%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	178,300	7,665,117
Edison International	203,700	8,920,023
FirstEnergy Corp.	264,100	11,541,170
NextEra Energy, Inc.	218,200	14,687,042
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities	323,900	$ 12,201,313
Pepco Holdings, Inc. (e)	221,000	4,267,510
Pinnacle West Capital Corp.	50,000	2,568,500
PPL Corp.	196,692	5,768,976
Southern Co.	305,800	13,861,914
		81,481,565
Multi-Utilities - 0.8%
PG&E Corp.	293,000	12,719,130
Sempra Energy	159,200	10,539,040
		23,258,170
TOTAL UTILITIES		104,739,735
TOTAL COMMON STOCKS (Cost $1,545,127,647)		1,719,692,134
Preferred Stocks - 9.3%

Convertible Preferred Stocks - 3.0%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.5%
General Motors Co. 4.75%	385,984	13,779,629
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	3,344	3,432,984
TOTAL CONSUMER DISCRETIONARY		17,212,613
FINANCIALS - 0.9%
Capital Markets - 0.0%
AMG Capital Trust I 5.10%	23,800	1,244,502
Commercial Banks - 0.4%
Wells Fargo & Co. 7.50%	8,190	9,795,240
Diversified Financial Services - 0.4%
Bank of America Corp. Series L, 7.25%	6,960	7,356,720
Citigroup, Inc. 7.50%	33,800	3,133,598
		10,490,318
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	59,100	$ 3,272,663
TOTAL FINANCIALS		24,802,723
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	12,612	2,636,412
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	5,108	5,513,115
TOTAL HEALTH CARE		8,149,527
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.3%
United Technologies Corp. 7.50%	143,600	8,015,752
Professional Services - 0.2%
Nielsen Holdings B.V. 6.25%	76,200	4,110,038
TOTAL INDUSTRIALS		12,125,790
MATERIALS - 0.2%
Metals & Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00%	147,100	5,736,900
UTILITIES - 0.5%
Electric Utilities - 0.5%
NextEra Energy, Inc.:
7.00%	29,000	1,557,300
Series E, 5.599% (a)	37,000	1,840,750
PPL Corp. 8.75%	185,800	10,205,994
		13,604,044
TOTAL CONVERTIBLE PREFERRED STOCKS		81,631,597
Nonconvertible Preferred Stocks - 6.3%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 8.00% (f)	28	2,947,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 5.7%
Capital Markets - 0.5%
Affiliated Managers Group, Inc. 6.375%	87,150	$ 2,222,325
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	898,800
Series D, 4.00%	361,960	7,640,976
Morgan Stanley Capital I Trust 6.60%	140,000	3,504,200
		14,266,301
Commercial Banks - 1.2%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,163,480
Series 4, 7.75%	247,800	6,261,906
Series 5, 8.125%	25,000	639,250
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,500,000
HSBC Holdings PLC Series B, 8.00%	45,400	1,255,764
U.S. Bancorp:
Series A, 3.50%	21,960	18,775,800
Series B, 3.50%	105,000	2,548,350
		34,144,550
Consumer Finance - 1.6%
Ally Financial, Inc. 7.00% (f)	44,758	40,394,095
HSBC USA, Inc. Series H, 6.50%	100,000	2,568,000
		42,962,095
Diversified Financial Services - 1.5%
Bank of America Corp.:
Series 4, 4.00%	80,000	1,634,400
Series D, 6.204%	45,000	1,109,250
Series H, 8.20%	493,015	12,719,787
Citigroup Capital VIII 6.95%	136,811	3,484,576
General Electric Capital Corp. 6.05%	40,000	1,029,600
GMAC Capital Trust I Series 2, 8.125%	666,689	16,547,221
JPMorgan Chase Capital XXIX 6.70%	155,000	4,087,350
		40,612,184
Insurance - 0.3%
Hartford Financial Services Group, Inc. 7.875%	100,000	2,815,000
MetLife, Inc. Series B, 6.50%	241,000	6,196,110
		9,011,110
Real Estate Investment Trusts - 0.6%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	40,000	1,071,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc. 7.375%	58,500	$ 1,497,600
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,290,000
Digital Realty Trust, Inc. Series E, 7.00%	20,000	552,800
Health Care REIT, Inc. Series J, 6.50%	12,000	322,680
Hersha Hospitality Trust Series B, 8.00%	48,200	1,260,912
Hospitality Properties Trust Series D, 7.125%	60,000	1,640,400
Public Storage Series T, 5.75%	44,000	1,170,840
SL Green Realty Corp. Series I, 6.50% (a)	60,000	1,497,000
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,863,571
		16,167,403
TOTAL FINANCIALS		157,163,643
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Pitney Bowes International Holdings, Inc. 6.125% (f)	500	442,500
UTILITIES - 0.5%
Electric Utilities - 0.5%
Duquesne Light Co. 6.50%	66,050	3,319,013
Southern California Edison Co.:
6.125%	35,000	3,517,500
Series C, 6.00%	42,500	4,281,875
Series D, 6.50%	12,500	1,346,875
		12,465,263
TOTAL NONCONVERTIBLE PREFERRED STOCKS		173,018,406
TOTAL PREFERRED STOCKS (Cost $241,863,472)		254,650,003
Floating Rate Loans - 0.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/21/16 (i)	$ 220,000	$ 220,275
WaveDivision Holdings LLC Tranche B, term loan 8/9/19	130,000	130,488
		350,763
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (i)	325,000	325,000
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (i)	9,385,000	9,396,731
		9,721,731
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (i)	3,000,637	3,098,158
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. Tranche B, term loan 5.25% 5/18/19 (i)	360,000	361,350
MATERIALS - 0.2%
Chemicals - 0.2%
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (i)	6,319,163	6,350,758
TOTAL FLOATING RATE LOANS (Cost $19,655,789)		19,882,760
Preferred Securities - 2.1%

FINANCIALS - 2.1%
Commercial Banks - 1.2%
PNC Financial Services Group, Inc. 6.75% (g)(i)	1,500,000	1,649,229
PNC Preferred Funding Trust I 2.1179% (f)(g)(i)	23,450,000	19,217,074
SunTrust Preferred Capital I 4% 12/15/49 (i)	3,866,000	2,959,339
USB Capital IX 3.5% (g)(i)	11,875,000	10,179,024
		34,004,666
Diversified Financial Services - 0.9%
Bank of America Corp. 8% (g)(i)	460,000	495,500
JPMorgan Chase & Co. 7.9% (g)(i)	6,250,000	7,240,415
Preferred Securities - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
PNC Preferred Funding Trust II 1.6899% (f)(g)(i)	$ 12,486,000	$ 10,033,522
Wachovia Capital Trust III 5.5698% (g)(i)	5,591,000	5,602,561
		23,371,998
TOTAL PREFERRED SECURITIES (Cost $52,638,748)		57,376,664
Money Market Funds - 6.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	174,859,838	174,859,838
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	9,424,815	9,424,815
TOTAL MONEY MARKET FUNDS (Cost $184,284,653)		184,284,653
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,546,199,243)		2,748,052,097
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,716,583
NET ASSETS - 100%		$ 2,750,768,680
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $183,791,533 or 6.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 132,434
Fidelity Securities Lending Cash Central Fund	75,771
Total	$ 208,205
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 122,187,232	$ 118,754,248	$ 3,432,984	$ -
Consumer Staples	294,568,255	286,800,179	7,768,076	-
Energy	188,649,274	188,649,274	-	-
Financials	645,711,623	586,158,903	59,552,720	-
Health Care	245,871,795	240,358,680	5,513,115	-
Industrials	117,617,920	113,065,382	4,552,538	-
Information Technology	127,075,370	127,075,370	-	-
Materials	32,224,205	32,224,205	-	-
Telecommunication Services	69,627,421	58,082,954	11,544,467	-
Utilities	130,809,042	108,137,785	22,671,257	-
Corporate Bonds	512,165,883	-	512,165,883	-
Floating Rate Loans	19,882,760	-	19,882,760	-
Preferred Securities	57,376,664	-	57,376,664	-
Money Market Funds	184,284,653	184,284,653	-	-
Total Investments in Securities:	$ 2,748,052,097	$ 2,043,591,633	$ 704,460,464	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $2,549,326,309. Net unrealized appreciation aggregated $198,725,788, of which $236,913,424 related to appreciated investment securities and $38,187,636 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Strategic
Dividend & Income Fund

1.805772.108

ASDI-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 18.6%
	Principal Amount	Value
Convertible Bonds - 9.7%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Ford Motor Co. 4.25% 11/15/16	$ 860,000	$ 1,168,568
Hotels, Restaurants & Leisure - 0.1%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	260,000	404,794
MGM Mirage, Inc. 4.25% 4/15/15	2,770,000	2,797,700
		3,202,494
TOTAL CONSUMER DISCRETIONARY		4,371,062
ENERGY - 2.0%
Energy Equipment & Services - 0.6%
Exterran Holdings, Inc. 4.25% 6/15/14	470,000	510,538
Transocean, Inc. Series C, 1.5% 12/15/37	16,300,000	16,340,750
		16,851,288
Oil, Gas & Consumable Fuels - 1.4%
Alpha Natural Resources, Inc. 2.375% 4/15/15	4,230,000	3,616,650
Chesapeake Energy Corp. 2.5% 5/15/37	6,860,000	6,082,076
Massey Energy Co. 3.25% 8/1/15	8,800,000	7,898,000
Peabody Energy Corp. 4.75% 12/15/66	10,280,000	8,686,600
Pioneer Natural Resources Co. 2.875% 1/15/38	4,380,000	7,046,325
Western Refining, Inc. 5.75% 6/15/14	1,620,000	4,303,125
		37,632,776
TOTAL ENERGY		54,484,064
HEALTH CARE - 1.5%
Biotechnology - 0.5%
Amgen, Inc. 0.375% 2/1/13	6,730,000	7,512,363
Gilead Sciences, Inc. 1.625% 5/1/16	5,080,000	7,181,850
		14,694,213
Health Care Equipment & Supplies - 0.7%
Medtronic, Inc. 1.625% 4/15/13	13,660,000	13,769,280
Teleflex, Inc. 3.875% 8/1/17	4,630,000	5,663,416
		19,432,696
Pharmaceuticals - 0.3%
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (f)	2,000,000	2,250,000
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Medicis Pharmaceutical Corp. 1.375% 6/1/17	$ 2,400,000	$ 2,373,360
Mylan, Inc. 3.75% 9/15/15	1,380,000	2,570,526
		7,193,886
TOTAL HEALTH CARE		41,320,795
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.0%
Textron, Inc. 4.5% 5/1/13	430,000	882,747
Commercial Services & Supplies - 0.7%
Covanta Holding Corp. 3.25% 6/1/14	15,660,000	18,361,350
Construction & Engineering - 0.3%
MasTec, Inc.:
4% 6/15/14	2,630,000	3,483,106
4.25% 12/15/14	3,460,000	4,733,713
		8,216,819
TOTAL INDUSTRIALS		27,460,916
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.4%
InterDigital, Inc. 2.5% 3/15/16	11,120,000	11,329,056
Computers & Peripherals - 0.6%
EMC Corp. 1.75% 12/1/13	300,000	498,930
SanDisk Corp. 1.5% 8/15/17	13,960,000	15,452,045
		15,950,975
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (f)	830,000	705,500
2.25% 6/1/42 (f)	1,300,000	1,231,490
		1,936,990
Internet Software & Services - 0.0%
VeriSign, Inc. 3.25% 8/15/37	1,030,000	1,550,150
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	5,330,000	6,042,888
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp. 3.25% 8/1/39	9,610,000	12,385,368
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc.:
1.875% 8/1/31 (f)	$ 6,950,000	$ 6,289,750
3.125% 5/1/32 (f)	3,310,000	3,115,538
		21,790,656
Software - 1.0%
Electronic Arts, Inc. 0.75% 7/15/16	3,090,000	2,858,250
Microsoft Corp. 0% 6/15/13 (f)	11,790,000	12,431,081
Nuance Communications, Inc. 2.75% 11/1/31 (f)	7,060,000	8,030,750
Symantec Corp. 1% 6/15/13	3,250,000	3,540,550
		26,860,631
TOTAL INFORMATION TECHNOLOGY		85,461,346
MATERIALS - 1.3%
Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)	6,100,000	5,945,670
Metals & Mining - 0.9%
Goldcorp, Inc. 2% 8/1/14	7,220,000	8,312,386
Newmont Mining Corp.:
1.25% 7/15/14	5,100,000	6,483,375
1.625% 7/15/17	5,030,000	6,909,963
Royal Gold, Inc. 2.875% 6/15/19	1,880,000	2,112,650
		23,818,374
Paper & Forest Products - 0.2%
Rayonier TRS Holdings, Inc.:
4.5% 8/15/15 (f)	1,130,000	1,693,588
4.5% 8/15/15	3,660,000	5,485,425
		7,179,013
TOTAL MATERIALS		36,943,057
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	13,930,000	10,064,425
Level 3 Communications, Inc. 6.5% 10/1/16	1,040,000	1,431,950
		11,496,375
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CMS Energy Corp. 5.5% 6/15/29	$ 2,680,000	$ 4,485,784
TOTAL CONVERTIBLE BONDS		266,023,399
Nonconvertible Bonds - 8.9%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.0%
ServiceMaster Co. 8% 2/15/20	105,000	111,956
Hotels, Restaurants & Leisure - 0.5%
ClubCorp Club Operations, Inc. 10% 12/1/18	660,000	716,100
FelCor Lodging LP 10% 10/1/14	2,299,000	2,629,366
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,595,000	4,044,375
MGM Mirage, Inc. 6.625% 7/15/15	3,200,000	3,344,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	450,000	501,750
Wok Acquisition Corp. 10.25% 6/30/20 (f)	2,000,000	2,095,000
		13,330,591
Media - 0.5%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	6,895,000	7,403,506
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	6,400,000	6,928,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	435,000	449,138
		14,780,644
TOTAL CONSUMER DISCRETIONARY		28,223,191
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
Rite Aid Corp. 9.5% 6/15/17	10,165,000	10,469,950
Tops Markets LLC 10.125% 10/15/15	6,135,000	6,518,438
		16,988,388
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Alon Refining Krotz Springs, Inc. 13.5% 10/15/14	5,017,000	5,292,935
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Alpha Natural Resources, Inc. 6% 6/1/19	$ 5,985,000	$ 5,371,538
Forest Oil Corp. 7.25% 6/15/19	1,775,000	1,739,500
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)	4,415,000	4,635,750
Western Refining, Inc. 11.25% 6/15/17 (f)	7,236,000	8,086,230
		25,125,953
FINANCIALS - 4.5%
Capital Markets - 0.3%
Chase Capital II 0.9446% 2/1/27 (i)	9,900,000	7,375,500
JPMorgan Chase Capital XXIII 1.4345% 5/15/77 (i)	2,500,000	1,755,828
Lehman Brothers Holdings, Inc. 1.2549% (d)(i)	1,000,000	0
		9,131,328
Commercial Banks - 2.4%
Capital One Capital IV 6.745% 2/17/37 (i)	2,000,000	2,010,000
CIT Group, Inc. 7% 5/2/17 (f)	1,343,688	1,343,688
Corestates Capital II 1.1051% 1/15/27 (f)(i)	3,000,000	2,416,614
Corestates Capital III 1.0045% 2/15/27 (f)(i)	3,960,000	3,088,800
First Maryland Capital I 1.4551% 1/15/27 (i)	2,500,000	1,920,110
First Maryland Capital II 1.2946% 2/1/27 (i)	4,100,000	3,077,177
JPMorgan Chase Capital XXI 1.3926% 1/15/87 (i)	12,500,000	8,599,488
PNC Capital Trust C 1.0369% 6/1/28 (i)	9,000,000	7,393,572
PNC Preferred Funding Trust III 8.7% (f)(g)(i)	4,315,000	4,388,959
Wachovia Capital Trust II 0.9551% 1/15/27 (i)	32,014,000	24,970,920
Wells Fargo Capital II 0.9471% 1/30/27 (i)	5,930,000	4,774,860
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	1,015,000
		64,999,188
Diversified Financial Services - 1.8%
Central Fidelity Capital Trust I 1.4551% 4/15/27 (i)	2,500,000	2,010,853
CIT Group, Inc. 6.625% 4/1/18 (f)	1,950,000	2,140,125
General Electric Capital Corp.:
6.25% (g)(i)	5,000,000	5,125,000
7.125% (g)(i)	10,000,000	10,900,000
Goldman Sachs Capital II 5.793% (g)(i)	16,453,000	12,000,160
Goldman Sachs Capital III 1.2369% (g)(i)	8,215,000	5,873,725
JPMorgan Chase Capital XIII 1.4106% 9/30/34 (i)	2,750,000	2,076,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	$ 4,945,000	$ 5,841,034
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (f)(i)	2,570,000	2,788,450
		48,755,597
TOTAL FINANCIALS		122,886,113
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18	985,000	1,071,188
8.125% 11/1/18 (f)	375,000	407,813
		1,479,001
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.6%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(i)	5,623,000	5,777,633
International Lease Finance Corp.:
8.25% 12/15/20	705,000	822,171
8.625% 9/15/15	5,000,000	5,600,000
8.875% 9/1/17	3,000,000	3,480,000
		15,679,804
MATERIALS - 0.3%
Paper & Forest Products - 0.3%
AbitibiBowater, Inc. 10.25% 10/15/18	7,820,000	8,953,900
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
Sprint Capital Corp. 6.9% 5/1/19	12,585,000	12,883,894
Wireless Telecommunication Services - 0.4%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	2,670,000	2,643,300
Nextel Communications, Inc. 7.375% 8/1/15	1,298,000	1,304,490
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp.:
6% 12/1/16	$ 4,660,000	$ 4,753,200
7% 8/15/20	2,000,000	2,045,000
		10,745,990
TOTAL TELECOMMUNICATION SERVICES		23,629,884
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	3,176,250
TOTAL NONCONVERTIBLE BONDS		246,142,484
TOTAL CORPORATE BONDS (Cost $502,628,934)		512,165,883
Common Stocks - 62.5%
	Shares
CONSUMER DISCRETIONARY - 3.8%
Diversified Consumer Services - 0.1%
H&R Block, Inc.	229,800	3,805,488
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	54,100	1,864,286
Darden Restaurants, Inc.	68,300	3,548,185
McDonald's Corp.	259,900	23,258,451
Wyndham Worldwide Corp.	33,800	1,762,332
		30,433,254
Media - 1.2%
Comcast Corp. Class A	314,100	10,531,773
Time Warner Cable, Inc.	113,100	10,045,542
Time Warner, Inc.	309,900	12,876,345
		33,453,660
Specialty Retail - 1.2%
Foot Locker, Inc.	78,400	2,710,288
Home Depot, Inc.	507,500	28,800,625
		31,510,913
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	37,800	$ 5,771,304
TOTAL CONSUMER DISCRETIONARY		104,974,619
CONSUMER STAPLES - 10.6%
Beverages - 3.6%
Anheuser-Busch InBev SA NV ADR	80,800	6,801,744
Diageo PLC sponsored ADR	48,300	5,275,326
Dr Pepper Snapple Group, Inc.	135,800	6,085,198
PepsiCo, Inc.	509,400	36,895,842
SABMiller PLC	61,500	2,714,259
The Coca-Cola Co.	1,092,800	40,870,720
		98,643,089
Food & Staples Retailing - 1.3%
Wal-Mart Stores, Inc.	494,300	35,886,180
Food Products - 0.8%
B&G Foods, Inc. Class A	6,700	196,109
Kraft Foods, Inc. Class A	518,600	21,537,458
		21,733,567
Household Products - 2.6%
Colgate-Palmolive Co.	63,100	6,708,161
Procter & Gamble Co.	849,058	57,048,207
Reckitt Benckiser Group PLC	121,100	6,845,475
Spectrum Brands Holdings, Inc.	37,300	1,373,759
		71,975,602
Tobacco - 2.3%
Altria Group, Inc.	105,900	3,596,364
British American Tobacco PLC sponsored ADR	71,800	7,520,332
Imperial Tobacco Group PLC	51,781	2,019,335
Japan Tobacco, Inc.	159,000	4,821,076
Lorillard, Inc.	45,300	5,685,603
Philip Morris International, Inc.	445,018	39,740,107
		63,382,817
TOTAL CONSUMER STAPLES		291,621,255
ENERGY - 6.9%
Energy Equipment & Services - 0.3%
Ensco PLC Class A	143,400	8,226,858
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.6%
ARC Resources Ltd. (e)	61,800	$ 1,461,383
Atlas Pipeline Partners, LP	112,600	3,911,724
Bonavista Energy Corp. (h)	20,000	335,379
Chevron Corp.	524,900	58,872,784
Enterprise Products Partners LP	44,300	2,365,620
EQT Corp.	92,700	5,002,092
EV Energy Partners LP	24,300	1,525,311
Exxon Mobil Corp.	902,200	78,762,047
Legacy Reserves LP	40,900	1,140,701
Marathon Petroleum Corp.	38,850	2,010,488
Northern Tier Energy LP Class A	91,000	1,665,300
Occidental Petroleum Corp.	57,800	4,913,578
Royal Dutch Shell PLC Class A sponsored ADR	159,100	11,132,227
Targa Resources Corp.	25,700	1,163,439
Williams Companies, Inc.	190,900	6,160,343
		180,422,416
TOTAL ENERGY		188,649,274
FINANCIALS - 16.9%
Capital Markets - 0.2%
BlackRock, Inc. Class A	36,700	6,472,779
Commercial Banks - 0.9%
Australia & New Zealand Banking Group Ltd.	1,469	37,669
BB&T Corp.	72,500	2,286,650
City National Corp.	32,900	1,689,415
Commerce Bancshares, Inc.	43,500	1,750,005
First Niagara Financial Group, Inc.	154,100	1,215,849
FirstMerit Corp.	153,500	2,408,415
Huntington Bancshares, Inc.	262,300	1,731,180
M&T Bank Corp.	74,100	6,439,290
U.S. Bancorp	127,400	4,256,434
UMB Financial Corp.	29,000	1,421,870
		23,236,777
Insurance - 2.0%
ACE Ltd.	48,300	3,561,159
AFLAC, Inc.	145,800	6,733,044
Allied World Assurance Co. Holdings Ltd.	24,700	1,939,691
Axis Capital Holdings Ltd.	151,600	5,165,012
MetLife, Inc.	291,400	9,945,482
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc. unit (a)	165,500	$ 11,141,460
Prudential Financial, Inc.	177,600	9,680,976
The Travelers Companies, Inc.	101,600	6,577,584
		54,744,408
Real Estate Investment Trusts - 13.7%
Acadia Realty Trust (SBI)	299,741	7,463,551
Apartment Investment & Management Co. Class A	147,400	3,903,152
AvalonBay Communities, Inc.	36,328	5,141,139
Boston Properties, Inc.	159,899	17,929,475
Camden Property Trust (SBI)	203,287	14,114,216
CBL & Associates Properties, Inc.	594,304	12,700,276
Cedar Shopping Centers, Inc.	355,200	1,950,048
Chesapeake Lodging Trust	316,063	5,888,254
DCT Industrial Trust, Inc.	493,000	3,115,760
DDR Corp.	333,440	5,074,957
Digital Realty Trust, Inc. (e)	183,571	13,677,875
Douglas Emmett, Inc.	374,286	8,979,121
Education Realty Trust, Inc.	866,200	10,013,272
Equity One, Inc.	528,083	11,195,360
Equity Residential (SBI)	141,642	8,555,177
Essex Property Trust, Inc.	105,007	15,958,964
Excel Trust, Inc.	67,577	793,354
First Potomac Realty Trust	98,900	1,266,909
General Growth Properties, Inc.	194,900	4,011,042
Glimcher Realty Trust	456,631	4,785,493
HCP, Inc.	249,524	11,443,171
Health Care REIT, Inc.	44,149	2,580,068
Highwoods Properties, Inc. (SBI)	272,048	8,871,485
Home Properties, Inc.	62,200	3,971,470
Host Hotels & Resorts, Inc.	402,073	6,151,717
Kite Realty Group Trust	310,134	1,594,089
LaSalle Hotel Properties (SBI)	249,800	6,807,050
Lexington Corporate Properties Trust	446,700	4,190,046
National Retail Properties, Inc.	300,300	9,327,318
Newcastle Investment Corp.	136,100	1,034,360
Post Properties, Inc.	65,441	3,340,763
Prologis, Inc.	628,945	21,491,051
Public Storage	157,340	22,902,410
Retail Properties America, Inc.	88,500	992,970
Sabra Health Care REIT, Inc.	189,100	3,625,047
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	295,600	$ 46,911,720
SL Green Realty Corp.	210,050	16,930,030
Sovran Self Storage, Inc.	49,800	2,831,130
Stag Industrial, Inc.	161,800	2,490,102
Sun Communities, Inc.	54,300	2,487,483
Sunstone Hotel Investors, Inc. (a)	405,836	4,232,869
Ventas, Inc.	458,030	29,996,385
Vornado Realty Trust	84,899	6,891,252
		377,611,381
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	111,400	1,679,912
TOTAL FINANCIALS		463,745,257
HEALTH CARE - 8.6%
Biotechnology - 0.4%
Amgen, Inc.	129,900	10,901,208
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	153,200	8,989,776
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	152,202	3,307,349
Emeritus Corp. (a)	214,931	4,302,919
UnitedHealth Group, Inc.	83,500	4,534,050
		12,144,318
Pharmaceuticals - 7.5%
Abbott Laboratories	192,400	12,609,896
Eli Lilly & Co.	388,200	17,434,062
GlaxoSmithKline PLC sponsored ADR	184,350	8,386,082
Johnson & Johnson	746,644	50,346,205
Merck & Co., Inc.	1,099,090	47,315,825
Pfizer, Inc.	2,233,300	53,286,538
Roche Holding AG sponsored ADR	160,600	7,307,300
Sanofi SA sponsored ADR	162,200	6,642,090
Teva Pharmaceutical Industries Ltd. sponsored ADR	59,600	2,358,968
		205,686,966
TOTAL HEALTH CARE		237,722,268
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	67,300	$ 3,933,685
Raytheon Co.	142,500	8,054,100
The Boeing Co.	98,500	7,032,900
United Technologies Corp.	35,300	2,818,705
		21,839,390
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	200,300	14,784,143
Commercial Services & Supplies - 0.4%
ACCO Brands Corp.	13,854	91,298
Corrections Corp. of America	82,700	2,754,737
Covanta Holding Corp.	77,200	1,320,120
Republic Services, Inc.	85,200	2,355,780
Steelcase, Inc. Class A	117,700	1,141,690
Waste Management, Inc.	118,700	4,104,646
		11,768,271
Electrical Equipment - 0.4%
Emerson Electric Co.	200,800	10,184,576
Industrial Conglomerates - 1.1%
3M Co.	177,100	16,399,460
General Electric Co.	635,653	13,164,374
		29,563,834
Machinery - 0.4%
Illinois Tool Works, Inc.	121,600	7,209,664
Stanley Black & Decker, Inc.	42,700	2,808,806
		10,018,470
Road & Rail - 0.2%
Norfolk Southern Corp.	95,100	6,890,946
TOTAL INDUSTRIALS		105,049,630
INFORMATION TECHNOLOGY - 4.6%
Communications Equipment - 0.1%
Motorola Solutions, Inc.	75,200	3,584,032
IT Services - 1.0%
Accenture PLC Class A	129,300	7,964,880
Automatic Data Processing, Inc.	132,800	7,713,024
IBM Corp.	22,400	4,364,640
Paychex, Inc.	251,300	8,358,238
		28,400,782
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	208,000	$ 8,265,920
Intel Corp.	736,900	18,297,227
Intersil Corp. Class A	222,500	1,964,675
Linear Technology Corp.	135,100	4,461,678
Maxim Integrated Products, Inc.	146,100	3,965,154
Texas Instruments, Inc.	114,200	3,316,368
		40,271,022
Software - 2.0%
Microsoft Corp.	1,778,700	54,819,534
TOTAL INFORMATION TECHNOLOGY		127,075,370
MATERIALS - 1.0%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	53,500	4,418,030
E.I. du Pont de Nemours & Co.	236,700	11,775,825
Eastman Chemical Co.	46,100	2,547,486
LyondellBasell Industries NV Class A	75,100	3,667,884
		22,409,225
Paper & Forest Products - 0.2%
International Paper Co.	118,000	4,078,080
TOTAL MATERIALS		26,487,305
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	1,476,700	54,106,288
CenturyLink, Inc.	94,100	3,976,666
		58,082,954
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	4,003,000	11,544,467
TOTAL TELECOMMUNICATION SERVICES		69,627,421
UTILITIES - 3.8%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	178,300	7,665,117
Edison International	203,700	8,920,023
FirstEnergy Corp.	264,100	11,541,170
NextEra Energy, Inc.	218,200	14,687,042
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities	323,900	$ 12,201,313
Pepco Holdings, Inc. (e)	221,000	4,267,510
Pinnacle West Capital Corp.	50,000	2,568,500
PPL Corp.	196,692	5,768,976
Southern Co.	305,800	13,861,914
		81,481,565
Multi-Utilities - 0.8%
PG&E Corp.	293,000	12,719,130
Sempra Energy	159,200	10,539,040
		23,258,170
TOTAL UTILITIES		104,739,735
TOTAL COMMON STOCKS (Cost $1,545,127,647)		1,719,692,134
Preferred Stocks - 9.3%

Convertible Preferred Stocks - 3.0%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.5%
General Motors Co. 4.75%	385,984	13,779,629
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	3,344	3,432,984
TOTAL CONSUMER DISCRETIONARY		17,212,613
FINANCIALS - 0.9%
Capital Markets - 0.0%
AMG Capital Trust I 5.10%	23,800	1,244,502
Commercial Banks - 0.4%
Wells Fargo & Co. 7.50%	8,190	9,795,240
Diversified Financial Services - 0.4%
Bank of America Corp. Series L, 7.25%	6,960	7,356,720
Citigroup, Inc. 7.50%	33,800	3,133,598
		10,490,318
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	59,100	$ 3,272,663
TOTAL FINANCIALS		24,802,723
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	12,612	2,636,412
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	5,108	5,513,115
TOTAL HEALTH CARE		8,149,527
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.3%
United Technologies Corp. 7.50%	143,600	8,015,752
Professional Services - 0.2%
Nielsen Holdings B.V. 6.25%	76,200	4,110,038
TOTAL INDUSTRIALS		12,125,790
MATERIALS - 0.2%
Metals & Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00%	147,100	5,736,900
UTILITIES - 0.5%
Electric Utilities - 0.5%
NextEra Energy, Inc.:
7.00%	29,000	1,557,300
Series E, 5.599% (a)	37,000	1,840,750
PPL Corp. 8.75%	185,800	10,205,994
		13,604,044
TOTAL CONVERTIBLE PREFERRED STOCKS		81,631,597
Nonconvertible Preferred Stocks - 6.3%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 8.00% (f)	28	2,947,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 5.7%
Capital Markets - 0.5%
Affiliated Managers Group, Inc. 6.375%	87,150	$ 2,222,325
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	898,800
Series D, 4.00%	361,960	7,640,976
Morgan Stanley Capital I Trust 6.60%	140,000	3,504,200
		14,266,301
Commercial Banks - 1.2%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,163,480
Series 4, 7.75%	247,800	6,261,906
Series 5, 8.125%	25,000	639,250
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,500,000
HSBC Holdings PLC Series B, 8.00%	45,400	1,255,764
U.S. Bancorp:
Series A, 3.50%	21,960	18,775,800
Series B, 3.50%	105,000	2,548,350
		34,144,550
Consumer Finance - 1.6%
Ally Financial, Inc. 7.00% (f)	44,758	40,394,095
HSBC USA, Inc. Series H, 6.50%	100,000	2,568,000
		42,962,095
Diversified Financial Services - 1.5%
Bank of America Corp.:
Series 4, 4.00%	80,000	1,634,400
Series D, 6.204%	45,000	1,109,250
Series H, 8.20%	493,015	12,719,787
Citigroup Capital VIII 6.95%	136,811	3,484,576
General Electric Capital Corp. 6.05%	40,000	1,029,600
GMAC Capital Trust I Series 2, 8.125%	666,689	16,547,221
JPMorgan Chase Capital XXIX 6.70%	155,000	4,087,350
		40,612,184
Insurance - 0.3%
Hartford Financial Services Group, Inc. 7.875%	100,000	2,815,000
MetLife, Inc. Series B, 6.50%	241,000	6,196,110
		9,011,110
Real Estate Investment Trusts - 0.6%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	40,000	1,071,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc. 7.375%	58,500	$ 1,497,600
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,290,000
Digital Realty Trust, Inc. Series E, 7.00%	20,000	552,800
Health Care REIT, Inc. Series J, 6.50%	12,000	322,680
Hersha Hospitality Trust Series B, 8.00%	48,200	1,260,912
Hospitality Properties Trust Series D, 7.125%	60,000	1,640,400
Public Storage Series T, 5.75%	44,000	1,170,840
SL Green Realty Corp. Series I, 6.50% (a)	60,000	1,497,000
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,863,571
		16,167,403
TOTAL FINANCIALS		157,163,643
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Pitney Bowes International Holdings, Inc. 6.125% (f)	500	442,500
UTILITIES - 0.5%
Electric Utilities - 0.5%
Duquesne Light Co. 6.50%	66,050	3,319,013
Southern California Edison Co.:
6.125%	35,000	3,517,500
Series C, 6.00%	42,500	4,281,875
Series D, 6.50%	12,500	1,346,875
		12,465,263
TOTAL NONCONVERTIBLE PREFERRED STOCKS		173,018,406
TOTAL PREFERRED STOCKS (Cost $241,863,472)		254,650,003
Floating Rate Loans - 0.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/21/16 (i)	$ 220,000	$ 220,275
WaveDivision Holdings LLC Tranche B, term loan 8/9/19	130,000	130,488
		350,763
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (i)	325,000	325,000
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (i)	9,385,000	9,396,731
		9,721,731
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (i)	3,000,637	3,098,158
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. Tranche B, term loan 5.25% 5/18/19 (i)	360,000	361,350
MATERIALS - 0.2%
Chemicals - 0.2%
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (i)	6,319,163	6,350,758
TOTAL FLOATING RATE LOANS (Cost $19,655,789)		19,882,760
Preferred Securities - 2.1%

FINANCIALS - 2.1%
Commercial Banks - 1.2%
PNC Financial Services Group, Inc. 6.75% (g)(i)	1,500,000	1,649,229
PNC Preferred Funding Trust I 2.1179% (f)(g)(i)	23,450,000	19,217,074
SunTrust Preferred Capital I 4% 12/15/49 (i)	3,866,000	2,959,339
USB Capital IX 3.5% (g)(i)	11,875,000	10,179,024
		34,004,666
Diversified Financial Services - 0.9%
Bank of America Corp. 8% (g)(i)	460,000	495,500
JPMorgan Chase & Co. 7.9% (g)(i)	6,250,000	7,240,415
Preferred Securities - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
PNC Preferred Funding Trust II 1.6899% (f)(g)(i)	$ 12,486,000	$ 10,033,522
Wachovia Capital Trust III 5.5698% (g)(i)	5,591,000	5,602,561
		23,371,998
TOTAL PREFERRED SECURITIES (Cost $52,638,748)		57,376,664
Money Market Funds - 6.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	174,859,838	174,859,838
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	9,424,815	9,424,815
TOTAL MONEY MARKET FUNDS (Cost $184,284,653)		184,284,653
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,546,199,243)		2,748,052,097
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,716,583
NET ASSETS - 100%		$ 2,750,768,680
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $183,791,533 or 6.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 132,434
Fidelity Securities Lending Cash Central Fund	75,771
Total	$ 208,205
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 122,187,232	$ 118,754,248	$ 3,432,984	$ -
Consumer Staples	294,568,255	286,800,179	7,768,076	-
Energy	188,649,274	188,649,274	-	-
Financials	645,711,623	586,158,903	59,552,720	-
Health Care	245,871,795	240,358,680	5,513,115	-
Industrials	117,617,920	113,065,382	4,552,538	-
Information Technology	127,075,370	127,075,370	-	-
Materials	32,224,205	32,224,205	-	-
Telecommunication Services	69,627,421	58,082,954	11,544,467	-
Utilities	130,809,042	108,137,785	22,671,257	-
Corporate Bonds	512,165,883	-	512,165,883	-
Floating Rate Loans	19,882,760	-	19,882,760	-
Preferred Securities	57,376,664	-	57,376,664	-
Money Market Funds	184,284,653	184,284,653	-	-
Total Investments in Securities:	$ 2,748,052,097	$ 2,043,591,633	$ 704,460,464	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $2,549,326,309. Net unrealized appreciation aggregated $198,725,788, of which $236,913,424 related to appreciated investment securities and $38,187,636 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2012